  Registration No. 033-57792

  811-07466

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post Effective Amendment No. 44

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 28

VEL II ACCOUNT OF

COMMONWEALTH ANNUITY AND LIFE

INSURANCE COMPANY

(Exact Name of Registrant)

COMMONWEALTH ANNUITY AND LIFE

INSURANCE COMPANY

(Name of Depositor)

20 Guest Street

Brighton, Massachusetts 02135

Telephone: (508) 460-2400

(Address of Depositor's Principal Executive Office)

Sarah M. Patterson

Managing Director, General Counsel for Individual Markets and

Assistant Secretary

Commonwealth Annuity and Life Insurance Company

20 Guest Street

Brighton, Massachusetts 02135

Telephone: (860) 325-1538

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2025 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 44 to the Registration Statement on Form N-6 (File No. 033-57792) of VEL II Account of Commonwealth Annuity and Life Insurance Company (the “Registration Statement”) is being filed solely to replace Exhibit N in the Part C. Parts A and B contained in Post-Effective Amendment No. 43 to the Registration Statement, filed on April 17, 2025 are incorporated herein by reference.

PART C: OTHER INFORMATION

ITEM 30. EXHIBITS

(A) BOARD OF DIRECTORS RESOLUTION.

Certified copy of Resolutions of the Board of Directors of the Company of January 21, 1993 establishing the VEL II Account was previously filed on February 13, 1998 in Post-Effective Amendment No. 10 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(B) CUSTODIAN AGREEMENTS.

Not applicable.

(C) UNDERWRITING CONTRACTS.

(1)	Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(2)	General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(3)	Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(4)	Underwriting and Administrative Services Agreement between Commonwealth Annuity and Life Insurance Company, Forethought Distributors, LLC and Global Atlantic Finanical Company was filed on April 24, 2017 in Post-Effective Amendment No. 12 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

(4)(a)	Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(5)	Form of Selling Agreement by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the “Broker-Dealer” was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 to Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(6)	Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 30 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(7)	Shared Service Agreement dated August 5, 2010 by and between Commonwealth Annuity and Life Insurance Company and Epoch Securities was filed on April 25, 2013 in Post-Effective Amendment No. 34 to Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein.

(8)	Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth Annuity and Life Insurance Company was filed on April 29, 2015 in Post-Effective Amendment No. 31 to Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.

(D) POLICY.

(1)	Policy and Initial Policy endorsements were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

(2)	Paid-Up Life Insurance Option Endorsement was previously filed on February 27, 1997 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(3)	Preferred Loan Endorsement was previously filed on February 27, 1997 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(4)	403(b) Life Insurance Policy Endorsement was previously filed on February 27, 1997 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(5)	Guaranteed Death Benefit Rider was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(E) APPLICATION.

(1)	Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(F) DEPOSITOR’S CERTIFICATE OF INCORPORATION AND BYLAWS.

(1)	Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 23 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein.

(2)	Bylaws, as amended of the Company, effective as of December 30, 2005 were previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein.

(3)	Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

(G) REINSURANCE CONTRACTS.

(1)	Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(2)	Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(3)	Reinsurance contract dated January 1, 1995 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(4)	Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(5)	Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(6)	Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(7)	Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(8)	Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(9)	Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(10)	Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(11)	Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(12)	Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(13)	Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-07466, and is incorporated by reference herein.

(H) PARTICIPATION AGREEMENTS.

(1)	Amendment dated April 12, 2011 to the Amended and Restated Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2012 in Post-Effective Amendment No. 29 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

Amendment No. 3 dated February 11, 2011, Fund/SERV and Networking Supplement dated August 12, 2008, Amendment dated May 1, 2011 to the Amended and Restated Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., and Commonwealth Annuity and Life Insurance Company were previously filed on April 29, 2011 in Post-Effective Amendment No. 28 of Registration No. 33-57792/811-7466 on Form N-6, and are incorporated by reference herein.

Amendment No. 1 to the Amended and Restated Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration No. 33-57792/811-7466 on Form S-6, and is incorporated by reference herein.

Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(2)	Amendment 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated AIM Participation Agreement was previously filed on April 28, 2011 in Post-Effective Amendment No. 32 of Registration Statement No. 33-39702/811-06293, and is incorporated by reference herein.

Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(3)	Participation Agreement dated October 19, 2017 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC was filed on April 26, 2018 in Post-Effective No. 39 (033-39702/811-06293) on Form N-4 and is incorporated by reference herein.

(3)(i)	Amendment 1 to Participation Agreement dated January 1, 2019 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC as filed on April 25, 2022 in Post-Effective Amendment No. 40 (Registration Statement No. 33-39702/811-06293), and incorporated by reference herein.

(3)(ii)	Amendment 2 to Participation Agreement dated August 20, 21 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC as filed on April 25, 2022 in Post-Effective Amendment No. 40 (Registration Statement No. 33-39702/811-06293), and incorporated by reference herein.

(I) ADMINISTRATIVE CONTRACTS.

(1)	Work Assignment dated January 2, 2014 by and between Forethought Life Insurance Company, se2, LLC, and Security Distributors, Inc., Work Assignment dated April 1, 2013 by and between se2, Inc., Security Distributors, Inc. and Commonwealth Annuity and Life Insurance Company, and Third Party Administrator Agreement (TPA) between se2, Inc., Security Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated April 1, 2013 were filed on April 16, 2021 in Amendment No. 20 of Registration Statement No. 333-182946 on Form N-4, and are incorporated by reference herein.(1)

(J) OTHER MATERIAL CONTRACTS.

Not Applicable.

(K) LEGAL OPINION.

Legal Opinion of Counsel. was filed on April 17, 2025, under Exhibit K in Post-Effective Amendment No. 43 of Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.

(L) ACTUARIAL OPINION.

Not Applicable. The Registration Statement does not include illustrations.

(M) CALCULATION.

Not Applicable. The Registration Statement does not include illustrations.

(N) OTHER OPINIONS.

Consents of Deloitte & Touche LLP.

(O) OMITTED FINANCIAL STATEMENTS.

Not Applicable. The Financial Statements are included in Part B; Financial Statements for Commonwealth Annuity and Life Insurance Company (the “Company” and “Depositor”) and Financial Statements for the VEL II Account of Commonwealth Annuity and Life Insurance Company.

(P) INITIAL CAPITAL AGREEMENTS.

Not Applicable.

(Q) REDEEMABILITY EXEMPTION.

Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

(R) FORM OF INITIAL SUMMARY PROSPECTUS

Not Applicable. The policy is no longer for sale to new investors.

(S) POWERS OF ATTORNEY

(i) Power of Attorney for Manu Sareen was filed on April 17, 2025, under Exhibit (S)(i) in Post-Effective Amendment No. 43 of Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.
(ii) Power of Attorney for Brian Korbesmeyer was filed on April 17, 2025, under Exhibit (S)(ii) in Post-Effective Amendment No. 43 of Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.
(iii) Power of Attorney for Robert Arena, Jr. was filed on April 17, 2025, under Exhibit (S)(iii) in Post-Effective Amendment No. 43 of Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.
(iv) Power of Attorney for Billy Butcher was filed on April 17, 2025, under Exhibit (S)(iv) in Post-Effective Amendment No. 43 of Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.
(v) Power of Attorney for Emily LeMay was filed on April 17, 2025, under Exhibit (S)(v) in Post-Effective Amendment No. 43 of Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.
(vi) Power of Attorney for Jason Kao was filed on April 17, 2025, under Exhibit (S)(vi) in Post-Effective Amendment No. 43 of Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.
(vii) Power of Attorney for Eric Todd was filed on April 17, 2025, under Exhibit (S)(vii) in Post-Effective Amendment No. 43 of Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein.

(1) Portions of this exhibit have been omitted.

ITEM 31.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

30 Hudson Yards
500 West 33rd Street
New York, NY 10001

Name and Principal Business Adress	Position and Offices with the Depositor
Arena, Jr., Robert Michael (1)	Director
Belonozhko, Natalya (2)	Senior Vice President
Bickler, Jason Alexander (1)	Chief Distribution Officer
Butcher, Billy	Director and Managing Director
Capalbo, David (2)	Vice President, SEC 38a-1 Chief Compliance Officer and Deputy Anti-Money Laundering Officer
Carlson, Peter (2)	Senior Vice President, Appointed Actuary and Valuation Actuary
Constant, Elizabeth (1)	Vice President, Assistant General Counsel and Assistant Secretary
Cox, Marvin (4)	Vice President
DeTurck, Gary	Vice President, Assistant General Counsel and Assistant Secretary
Dillard, Brian	Co-Chief Investment Officer
Egan, Robert James (2)	Senior Vice President
Elmgart, Padma	Managing Director and Chief Technology Officer
Fiengo, Susan Lorraine (1)	Managing Director
Finkler, Ilya	Managing Director
Gordon, Risa	Managing Director, Associate General Counsel and Assistant Secretary
Grey, Gabrielle (2)	Senior Vice President
Grosso, Jane Spanier (3)	Senior Vice President and Controller
Hecht, Jonathan (7)	Managing Director
Hendry, Brian (7)	Managing Director and Chief Audit Executive
Hoppe, Leah Marie (6)	Managing Director
Jaworski, Douglas Robert (4)	Senior Vice President and Chief Information Security Officer
Jeffreys, Cameron (5)	Senior Vice President
Kao, Jason	Director and Managing Director
Kaul, Rahul	Vice President
Kimmerling, Kevin Michael (7)	Senior Vice President, Associate General Counsel and Assistant Secretary
Korbesmeyer, Brian	Chief Financial Officer
Lau, Victoria (7)	Managing Director and Chief Operating Officer - Technology
LeMay, Emily Anne (6)	Director and Chief Operations Officer
MacNeil, Justin David (2)	Managing Director and Assistant Treasurer
Maxwell, Tonya Rachelle (6)	Senior Vice President
McKelvey, Dillon (1)	Senior Vice President, Illustration Actuary and Product Actuary
Milner, Woolf Norman	Managing Director and Chief Risk Officer
Morreale, Michael (2)	Senior Vice President
Morse, Andrew (2)	Senior Vice President
Moskovich, Barrie Ribet	Managing Director
Nelson, Paula Genevieve (1)	Managing Director
O'Shea, Daniel Patrick (1)	Chief Administrative Officer
Pano, Ori (2)	Vice President
Patterson, Sarah Marie (1)	Managing Director, General Counsel for Individual Markets and Assistant Secretary
Paulousky, Michael (2)	Senior Vice President and Assistant Treasurer
Poon, Peggy	Managing Director and Treasurer
Ramos, Samuel	Chief Legal Officer and General Counsel
Reed, John	Co-Chief Investment Officer
Robidoux, Scott	Managing Director
Root, Edward	Managing Director
Rutherford, Kelly June (1)	Managing Director
Sangalang, Mark (2)	Senior Vice President
Sareen, Manu	Director, President and Chairman
Schwerzmann, Erin (1)	Senior Vice President, Associate General Counsel and Assistant Secretary
Scott, Lauren Taylor	Managing Director
Seymour, Erin (6)	Vice President
Shainberg, Andrew Mead	Managing Director and Chief Compliance Officer
Silber, Gary Phillip	Managing Director, General Counsel for Investments, Risk and Corporate and Assistant Secretary
Terry, Kathryn Freund	Managing Director, General Counsel for Institutional and Capital Markets and Co-Secretary
Thomas, Carrie (6)	Vice President and Co-Secretary
Todd, Eric David (5)	Director, Managing Director and Chief Product Officer
Valeri, Catherine (2)	Senior Vice President, Privacy Officer, Anti-Money Laundering Officer and Special Investigative Unit Officer
Vaseghi, Alireza	Managing Director
Walk, Christian (6)	Senior Vice President, Associate General Counsel and Assistant Secretary
Weiss, David Lee (1)	Vice President and Tax Officer

*Denotes Board of Directors

(1)         One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(2)         20 Guest Street, Brighton, MA 02135

(3)         Washington House, 16 Church St., Hamilton Bermuda (5th Floor)

(4)         One Forethought Center, Batesville, IN  47006

(5)         10 West Market Street, Suite 2300, Indianapolis, IN 46204

(6)         Davis Brown Tower, 215 10th Street, 11th Floor, Des Moines, IA 50309

(7)         31 Hudson Yards, 500 West 33rd St., New York, NY 10001

ITEM 32.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company

ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM

Global Atlantic
FINANCIAL GROUP


KKR & Co. Inc.
KKR Group Co. Inc.
KKR Group Holdings Corp.
KKR Group Partnership L.P.
Investment Management and Capital Market Companies[1,2]
General Partners of KKR Funds[1]
Principal Assets[1]
KKR Magnolia Holdings LLC
The Global Atlantic Financial Group LLC[3]
Global Atlantic Financial Group Limited
Global Atlantic Limited (Delaware)
See 1.1
Global Atlantic (Fin) Company
See 1.2
See 1.3
Commonwealth Annuity and Life Insurance Company (Insurer - MA | NAIC No. 84824 | FEIN: 04-6145677)
Accordia Life and Annuity Company (Insurer - IA | NAIC No. 62200 | FEIN: 95-2496321)
First Allmerica Financial Life Insurance Company (Insurer - MA | NAIC No. 69140 | FEIN: 04-1867050)
NAV Solar Holdco LLC
Chevy Chase Plaza Mezzanine LLC
Chevy Chase Plaza Owner LLC
CRTBS 2024 LLC
Forethought Life Insurance Company (Insurer - IN | NAIC No. 91642 | FEIN: 06-1016329)
Tapioca View, LLC
Gotham Re, Inc. (Captive - VT | NAIC No. 15333 | FEIN: 46-3455515)
Cape Verity I, Inc. (Captive - IA | NAIC No. 15475 | FEIN: 46-3465867)
Cape Verity III, Inc. (Captive - IA | NAIC No. 15473 | FEIN: 46-3485456)
DBE Solar Holdco LLC
Five Points Senior Holdco LLC
Gotham Issuer, LLC
Panamint Power LLC
GA 330 Yale Member LLC
6101 W Centinela Mezzanine LLC
6101 W Centinela Owner LLC
Two Pine Mezzanine LLC
Two Pine Owner LLC
GA 350 Ellis Member LLC

Commencing in 2022, following clarifying guidance issued by the SAPWG, the Company modified its affiliated entity listing to include SPV entities which were previously classified as unaffiliated. Investments in these entities are also reflected as affiliated investments, commencing in 2022.

[1]KKR controlled entities also qualify as affiliates and are accounted for and reported as such, in accordance with SSAP25

[2]Includes Kohlberg Kravis Roberts & Co. L.P., an SEC-registered adviser and investment manager of the holding company group.

[3]The Global Atlantic Financial Group LLC is owned 100% by KKR Magnolia Holdings LLC.

1

12/31/24

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company

ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM[1]

Global Atlantic FINANCIAL GROUP


Global Atlantic Limited (Delaware)
Global Atlantic Financial Company Bermuda Limited
Global Atlantic Re Limited (FEIN: 98-1090868)
GA Partner Solutions Holding Company LLC
GA Global Solutions LLC
Global Atlantic Assurance Limited (FEIN: 98-1090868)
GA Partner Solutions LLC
GA Iris LLC3
EXL Solar HoldCo, LLC
See 1
Forethought Life Insurance Company (Insurer - IN | NAIC No. 91642 | FEIN: 06-1016329)
GA Iris FinCo LLC
Stellar Renewable Power LLC
Solis LLC
GA Iris Re Limited
Parasol Renewable Energy LLC2

[1]Certain subsidiaries included in the organizational chart own additional legal entities which have been omitted for clarity of presentation.
[2]Parasol Renewable Energy LLC is 80% owned by Solis LLC, and 20% owned by Global Atlantic Re Limited.
[3]GA Iris LLC is 30% owned by GA Partner Solutions LLC, and 70% owned by third-party investors.

1.1

12/31/24

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company

ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM[1]

Global Atlantic FINANCIAL GROUP


Global Atlantic (Fin) Company
MCH SFR Parent 4, LLC
MCH SFR HoldCo 4, LLC
MCH SFR Equity Owner 4, LLC
ACX Prop II, LLC
ACX Prop III, LLC
ACX Prop IV-A, LLC
ACX Prop IV-B, LLC
Global Atlantic Equipment Management, LLC
CDNL 2021-1 LLC
KSQR 2023-1 LLC
FLCN 2022-1 LLC
Dublin Asset Holdings LLC
Dublin Asset Holdings 2 LLC
Dublin Asset Holdings 3 LLC
MRTN 2024-1, LLC
ForeLife Agency, Inc.
Global Atlantic Distributors, LLC
Global Atlantic Investment Advisors, LLC
Global Atlantic Risk Advisors, L.P.
Infinity Transportation Equipment Leasing, LLC
Atlanta Asset Holdings LLC
Infinity Asset Holdings 2020 LLC
Infinity LD Asset Holdings LLC
KPBN 2022-1LLC
WABW 2023 LLC
SBKR 2024-1 LLC
GA Risk Advisors, Inc.
Global Atlantic Insurance Network LLC
eRESI Holdings Inc.
Emporium Holdco, Inc.
Drawbridge MB1, LLC
Drawbridge MB2, LLC
Drawbridge MB3, LLC
Drawbridge Feeder, LLC
Drawbridge Holdings 1, LLC
Drawbridge Holdings 2, LLC
Drawbridge Holdings 3, LLC
Drawbridge B1, LLC
Drawbridge B4, LLC
Drawbridge B7, LLC
Drawbridge B2, LLC
Drawbridge B3, LLC
Drawbridge B9, LLC
Deptford Owner LLC
Mantua Grove REIT LLC
Webster Mezz II LLC
Mantua Grove Owner LLC
DRBG II MB1, LLC
DRBG II Feeder, LLC
DRBG II Holdings, LLC
DRBG II B1, LLC
DRBG Arboretum Gateway, LLC

[1]Certain subsidiaries included in the organizational chart own additional legal entities which have been omitted for clarity of presentation.

1.2

12/31/24

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company

ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM[1]

Global Atlantic FINANCIAL GROUP


Global Atlantic (Fin) Company
Global Atlantic Financial Company
Blue Eagle 2016-1, Ltd.
TBDX 2018-1 LLC
WALR 2019-1, Ltd.
Blue Eagle 2020-1A LLC
Blue Eagle 2020-1B LLC
Blue Eagle 2020-2A, Ltd.
Blue Eagle 2020-3A LLC
Blue Eagle 2021-1A LLC
Blue Eagle 2021-1B LLC
Blue Eagle 2021-1C LLC
Blue Eagle 2021-1D LLC
Blue Eagle 2021-1E LLC
Blue Eagle 2021-1F LLC
Blue Eagle 2021-1G LLC
Blue Eagle 2021-1H LLC
Blue Eagle 2021-2A LLC
Blue Eagle 2021-3A LLC
Blue Eagle 2021-3B LLC
Blue Eagle 2021-4A Ltd.
Blue Eagle 2021-4B LLC
Blue Eagle 2022-1A LLC
Blue Eagle 2022-1B LLC
Blue Eagle 2022-1C LLC
Blue Eagle 2022-1D LLC
HECR 2022-1E LLC
DMAZ 2022-1F LLC
Blue Eagle FundingCo 1, Ltd.
HILT Trust 2020-A
HIMT Trust 2021-1
HNREF 2018-1 LLC
LENDSL Trust 2018-A
MACT Trust 2019-1
MOST Trust 2020-1
SET Trust 2022-1 LLC
SERVHL Trust 2019-1
SFSL Trust 2019-A
SLMSL Trust 2020-1
SLMSL Trust 2020-2
SOMT Trust 2021-1
AIMXL 2018-1 LLC
GSHLT Trust 2021-B
GALT Trust 2021-1
GSHLT Trust 2021-A
JGBY Trust 2024-1
GA - Industrial Holdco LLC
See 1.4
SPHRX 2018-1 LLC
TOAMS 2017-1 LLC
GA - Sunbelt Office Holdco LLC
HAVI 2023-3A LLC
WSTI 2023-3B LLC
FRHT 2023 LLC
RWINV 2024 LLC
Hatteras Mezzanine LLC
ZPLN Trust 2024-1
RUPH Trust 2024-1
KRE Catalyst Acquisitions LLC
See 1.5
GSPWC 2023 LLC
RNTSP LLC
GSPPR LLC
SPPRE LLC
Atlantic Yards Owner LLC

[1]Certain subsidiaries included in the organizational chart own additional legal entities which have been omitted for clarity of presentation.

12/31/24

1.3

Global Atlantic Financial Company GA – Industrial Holdco LLC ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM1 Denver Owner LLC Tampa Owner LLC 12/31/24 1.4 BNA Mezz LLC BNA Owner LLC Garland Mezz LLC Garland Owner LLC Park 890 Mezz V LLC Park 890 Owner V LLC Bayport Mezz LLC Bayport Owner LLC Blue Grass Mezz II LLC Blue Grass Owner II LLC Gravel Springs Owner LLC Webster Mezz I LLC Auburn Owner LLC Blue Grass Owner LLC Kato Owner LLC Westampton Owner LLC ａｎｎｕａｌ＠ｓｔａｔｅｍｅｎｔ＠ｆｏｒ＠ｔｈｅ＠ｙｅａｒ＠ＲＰＲＴ＠ｏｆ＠ｔｈｅ＠ｃｯｭｭｯｮｷ･｡ｬｴｨ＠ａｮｮｵｩｴｹ＠｡ｮ､＠ｌｩｦ･＠ｉｮｳｵｲ｡ｮ｣･＠ｃｯｭｰ｡ｮｹ

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company

ORGANIZATIONAL CHART OF THE INSURANCE HOLDING COMPANY SYSTEM[1]


Global Atlantic Financial Company
KRE Catalyst Acquisitions LLC
KRE Catalyst Valdok I Mezz LLC
KRE Catalyst Valdok I Owner LLC
KRE Catalyst Valdok II Mezz L.P.
KRE Catalyst Valdok II Owner L.P.
KRE Catalyst Novo Mezz L.P.
KRE Catalyst Novo Owner L.P.
KRE Catalyst Palmera Mezz L.P.
KRE Catalyst Palmera Owner L.P.
KRE Catalyst Aya Mezz L.P.
KRE Catalyst Aya Owner L.P.
KRE Catalyst Malbec Mezz LLC
KRE Catalyst Malbec Owner LLC
KRE Catalyst Ellis Mezz L.P.
KRE Catalyst Ellis Owner L.P.
KRE Catalyst Core Mezz LLC
KRE Catalyst Core Owner LLC
KRE Catalyst Marisol Mezz L.P.
KRE Catalyst Marisol Owner L.P.
KRE Catalyst Gentry Mezz L.P.
KRE Catalyst Gentry Owner L.P.
KRE Catalyst Madison Mezz LLC
KRE Catalyst Madison Owner LLC
KRE Catalyst Cap650 Mezz LLC
KRE Catalyst Cap650 Owner LLC
KRE Catalyst The 23 Mezz LLC
KRE Catalyst The 23 Owner LLC
KRE Catalyst Whitney Mezz LLC
KRE Catalyst Whitney Owner LLC
KRE Catalyst Bower Mezz L.P.
KRE Catalyst Bower Owner L.P.
KRE Catalyst Luma Mezz LLC
KRE Catalyst Luma Owner LLC
KRE Catalyst Vireo Mezz L.P.
KRE Catalyst Vireo Owner L.P.
KRE Catalyst Lively Mezz L.P.
KRE Catalyst Lively Owner L.P.

1.5

12/31/24

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company SCHEDULE Y PART 1A - DETAIL OF INSURANCE HOLDING COMPANY SYSTEM 1 Group Code 2 Group Name 3 NAIC Company Code 4 ID Number 5 Federal RSSD 6 CIK 7 Name of Securities Exchange if Publicly Traded (U.S. or International) 8 Names of Parent, Subsidiaries Or Affiliates 9 Domi-ciliary Loca-tion 10 Relation-ship to Reporting Entity 11 Directly Controlled by (Name of Entity/Person) 12 Type of Control (Ownership, Board, Management, Attorney-in-Fact, Influence, Other) 13 If Control is Owner-ship Provide Percen-tage 14 Ultimate Controlling Entity(ies)/Person(s) 15 Is an SCA Filing Re-quired? (Yes/No) 16 * .. 3891 ... Global Atlantic Grp ....................... ..... 62200 .... 95-2496321 .. .............. ................ ................................ Accordia Life and Annuity Company .............. .. IA..... .......IA........ Commonwealth Annuity and Life Insurance Company .............................................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... .. 3891 ... Global Atlantic Grp ....................... ..... 15475 .... 46-3465867 .. .............. ................ ................................ Cape Verity I, Inc. ................................. .. IA..... .......IA........ Accordia Life and Annuity Company ........... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... .. 3891 ... Global Atlantic Grp ....................... ..... 15473 .... 46-3485456 .. .............. ................ ................................ Cape Verity III, Inc. .............................. .. IA..... .......IA........ Accordia Life and Annuity Company ........... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... .. 3891 ... Global Atlantic Grp ....................... ..... 84824 .... 04-6145677 .. 3958278 ..... 1391312 ...... ................................ Commonwealth Annuity and Life Insurance Company ................................................. .. MA..... .......RE........ Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 95-2496321 .. .............. ................ ................................ DBE Solar Holdco LLC ................................ .. DE..... ...... NIA....... Accordia Life and Annuity Company ........... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... .. 3891 ... Global Atlantic Grp ....................... ..... 69140 .... 04-1867050 .. 2578101 ..... 793699 ....... ................................ First Allmerica Financial Life Insurance Company ................................................. .. MA..... .......IA........ Commonwealth Annuity and Life Insurance Company .............................................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 38-3871599 .. .............. ................ ................................ Five Points Senior Holdco LLC ................... .. DE..... ...... NIA....... Accordia Life and Annuity Company ........... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... .. 3891 ... Global Atlantic Grp ....................... ..... 91642 .... 06-1016329 .. 1554348 ..... ................ ................................ Forethought Life Insurance Company ............ .. IN..... .......IA........ Commonwealth Annuity and Life Insurance Company .............................................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 38-3898658 .. .............. ................ ................................ Global Atlantic (Fin) Company ................... .. DE..... ...... UIP....... Global Atlantic Financial Limited ........... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1089764 .. .............. ................ ................................ Global Atlantic Financial Group Limited ..... ..BMU..... ...... UIP....... The Global Atlantic Financial Group LLC .. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1090868 .. 4520225 ..... ................ ................................ Global Atlantic Limited (Delaware) ............ .. DE..... ...... UIP....... Global Atlantic Financial Group Limited .. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 46-3694412 .. 4520225 ..... ................ ................................ Gotham Issuer, LLC .................................. .. DE..... ...... NIA....... Accordia Life and Annuity Company ........... Ownership......................................90.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 46-3694412 .. 4520225 ..... ................ ................................ Gotham Issuer, LLC .................................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership......................................10.000 .... KKR & Co. Inc. ............................... ............. ..... ..... .. 3891 ... Global Atlantic Grp ....................... ..... 15333 .... 46-3455515 .. .............. ................ ................................ Gotham Re, Inc. ...................................... .. VT..... .......IA........ Accordia Life and Annuity Company ........... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-1203639 .. 2578101 ..... 1404912 ...... New York Stock Exchange . KKR & Co. Inc. ....................................... .. DE..... ...... UIP....... Board of Directors ................................ Board of Directors.............................. ........ KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... 3958278 ..... 1932162 ...... ................................ KKR Group Co. Inc. .................................. ..CYM..... ...... UIP....... KKR & Co. Inc. ..................................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... 1743754 ..... ................ ................................ KKR Group Holdings Corp. .......................... .. DE..... ...... UIP....... KKR Group Co. Inc. ............................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-0598047 .. 1472698 ..... ................ ................................ KKR Group Partnership L.P. ....................... ..CYM..... ...... UIP....... KKR Group Holdings Corp. ....................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1563045 .. 1842456 ..... ................ ................................ KKR Magnolia Holdings LLC ......................... ..CYM..... ...... UIP....... KKR Group Partnership L.P. .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 04-6145677 .. .............. ................ ................................ NAV Solar Holdco LLC ................................ .. DE..... ...... NIA....... Commonwealth Annuity and Life Insurance Company .............................................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-2112299 .. .............. ................ ................................ Panamint Power LLC .................................. .. DE..... ...... NIA....... Forethought Life Insurance Company .......... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 95-2496321 .. .............. ................ ................................ Tapioca View, LLC ................................... .. DE..... ...... NIA....... Accordia Life and Annuity Company ........... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1089764 .. 4520225 ..... ................ ................................ The Global Atlantic Financial Group LLC ..... ..BMU..... ...... UIP....... KKR Magnolia Holdings LLC ...................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1090854 .. .............. ................ ................................ EXL Solar HoldCo, LLC .............................. .. DE..... ...... NIA....... Global Atlantic Re Limited .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1452583 .. .............. ................ ................................ Global Atlantic Assurance Limited .............. ..BMU..... .......IA........ Global Atlantic Re Limited .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1529928 .. .............. ................ ................................ Global Atlantic Financial Company Bermuda Limited ................................................. ..BMU..... ...... NIA....... Global Atlantic Limited (Delaware) ......... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1090854 .. .............. ................ ................................ Global Atlantic Re Limited ....................... ..BMU..... .......IA........ Global Atlantic Limited (Delaware) ......... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-1979352 .. .............. ................ ................................ Stellar Renewable Power LLC ...................... .. DE..... ...... NIA....... Global Atlantic Re Limited .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Solis LLC .............................................. .. DE..... ...... NIA....... Forethought Life Insurance Company .......... Ownership......................................25.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Solis LLC .............................................. .. DE..... ...... NIA....... Third Party Investors ........................... Ownership......................................75.000 .... ------ .......................................... ............. ..... ..... ..... ...... ................................................. ......... ........ 84-3588586 .. .............. ................ ................................ Parasol Renewable Energy LLC ..................... .. DE..... ...... NIA....... Global Atlantic Re Limited .................... Ownership......................................20.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 84-3588586 .. .............. ................ ................................ Parasol Renewable Energy LLC ..................... .. DE..... ...... NIA....... Solis LLC ............................................ Ownership......................................80.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1607307 .. .............. ................ ................................ ACX Prop II, LLC ..................................... .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-2335032 .. .............. ................ ................................ ACX Prop III, LLC ................................... .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3631476 .. .............. ................ ................................ ACX Prop IV-A, LLC .................................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-0561068 .. .............. ................ ................................ ACX Prop IV-B, LLC .................................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 82-3508436 .. .............. ................ ................................ Atlanta Asset Holdings LLC ....................... .. DE..... ...... NIA....... Infinity Transportation Equipment Leasing, LLC .................................................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Atlantic Yards Owner LLC .......................... .. DE..... ...... NIA....... GA - Sunbelt Office Holdco LLC ............... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-1026854 .. .............. ................ ................................ KSQR 2023-1 LLC ...................................... .. DE..... ...... NIA....... Global Atlantic Equipment Management, LLC Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-2857451 .. .............. ................ ................................ CDNL 2021-1 LLC ...................................... .. DE..... ...... NIA....... Global Atlantic Equipment Management, LLC Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Denver Owner LLC ..................................... .. DE..... ...... NIA....... GA - Industrial Holdco LLC .................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge B1, LLC .................................. .. DE..... ...... NIA....... Drawbridge Holdings 1, LLC ..................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge B2, LLC .................................. .. DE..... ...... NIA....... Drawbridge Holdings 2, LLC ..................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... .....

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company SCHEDULE Y PART 1A - DETAIL OF INSURANCE HOLDING COMPANY SYSTEM 1 Group Code 2 Group Name 3 NAIC Company Code 4 ID Number 5 Federal RSSD 6 CIK 7 Name of Securities Exchange if Publicly Traded (U.S. or International) 8 Names of Parent, Subsidiaries Or Affiliates 9 Domi-ciliary Loca-tion 10 Relation-ship to Reporting Entity 11 Directly Controlled by (Name of Entity/Person) 12 Type of Control (Ownership, Board, Management, Attorney-in-Fact, Influence, Other) 13 If Control is Owner-ship Provide Percen-tage 14 Ultimate Controlling Entity(ies)/Person(s) 15 Is an SCA Filing Re-quired? (Yes/No) 16 * ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge B3, LLC .................................. .. DE..... ...... NIA....... Drawbridge Holdings 3, LLC ..................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge B4, LLC .................................. .. DE..... ...... NIA....... Drawbridge Holdings 1, LLC ..................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge B7, LLC .................................. .. DE..... ...... NIA....... Drawbridge Holdings 1, LLC ..................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge B9, LLC .................................. .. DE..... ...... NIA....... Drawbridge Holdings 3, LLC ..................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-0937290 .. .............. ................ ................................ Drawbridge Feeder, LLC ............................. .. DE..... ...... NIA....... Drawbridge MB1, LLC .............................. Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-0937290 .. .............. ................ ................................ Drawbridge Feeder, LLC ............................. .. DE..... ...... NIA....... Drawbridge MB2, LLC .............................. Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-0937290 .. .............. ................ ................................ Drawbridge Feeder, LLC ............................. .. DE..... ...... NIA....... Drawbridge MB3, LLC .............................. Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3802448 .. .............. ................ ................................ Drawbridge Holdings 1, LLC ....................... .. DE..... ...... NIA....... Drawbridge Feeder, LLC .......................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 61-1580298 .. .............. ................ ................................ Drawbridge Holdings 2, LLC ....................... .. DE..... ...... NIA....... Drawbridge Feeder, LLC .......................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3802777 .. .............. ................ ................................ Drawbridge Holdings 3, LLC ....................... .. DE..... ...... NIA....... Drawbridge Feeder, LLC .......................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge MB1, LLC ................................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge MB2, LLC ................................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Drawbridge MB3, LLC ................................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-2361267 .. .............. ................ ................................ Dublin Asset Holdings 2 LLC ...................... .. DE..... ...... NIA....... Global Atlantic Equipment Management, LLC Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-2316184 .. .............. ................ ................................ Dublin Asset Holdings 3, LLC ..................... .. DE..... ...... NIA....... Global Atlantic Equipment Management, LLC Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 82-3508100 .. .............. ................ ................................ Dublin Asset Holdings LLC ......................... .. DE..... ...... NIA....... Global Atlantic Equipment Management, LLC Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3023750 .. .............. ................ ................................ Emporium Holdco, Inc. .............................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3058805 .. .............. ................ ................................ eRESI Holdings Inc. ................................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-2871839 .. .............. ................ ................................ FLCN 2022-1 LLC ...................................... .. DE..... ...... NIA....... Global Atlantic Equipment Management, LLC Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 35-1815415 .. .............. ................ ................................ ForeLife Agency, Inc. .............................. .. IN..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 92-1413949 .. .............. ................ ................................ GA - Industrial Holdco LLC ....................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 38-3898658 .. .............. ................ ................................ GA - Sunbelt Office Holdco LLC .................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 13-3896487 .. .............. ................ ................................ GA Risk Advisors, Inc. ............................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 20-3944031 .. .............. ................ ................................ Global Atlantic Distributors, LLC ............. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 81-3323212 .. .............. ................ ................................ Global Atlantic Equipment Management, LLC ... .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 38-3898658 .. .............. ................ ................................ Global Atlantic Insurance Network LLC ........ .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 35-1960899 .. .............. ................ ................................ Global Atlantic Investment Advisors, LLC .... .. IN..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 13-3896700 .. .............. ................ ................................ Global Atlantic Risk Advisors, L.P. ........... .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 84-4227992 .. .............. ................ ................................ Infinity Asset Holdings 2020 LLC ............... .. DE..... ...... NIA....... Infinity Transportation Equipment Leasing, LLC .................................................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 84-3127337 .. .............. ................ ................................ Infinity LD Asset Holdings LLC .................. .. DE..... ...... NIA....... Infinity Transportation Equipment Leasing, LLC .................................................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-3445068 .. .............. ................ ................................ Infinity Transportation Equipment Leasing, LLC ....................................................... .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3496842 .. .............. ................ ................................ KPBN 2022-1 LLC ...................................... .. DE..... ...... NIA....... Infinity Transportation Equipment Leasing, LLC .................................................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 92-1077691 .. .............. ................ ................................ WABW 2023 LLC ......................................... .. DE..... ...... NIA....... Infinity Transportation Equipment Leasing, LLC .................................................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ MCH SFR Equity Owner 4, LLC ...................... .. DE..... ...... NIA....... MCH SFR HoldCo 4, LLC ........................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-3108777 .. .............. ................ ................................ MCH SFR HoldCo 4, LLC .............................. .. DE..... ...... NIA....... MCH SFR Parent 4, LLC ........................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-4783067 .. .............. ................ ................................ MCH SFR Parent 4, LLC .............................. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 92-1402466 .. .............. ................ ................................ Tampa Owner LLC ...................................... .. DE..... ...... NIA....... GA - Industrial Holdco LLC .................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 90-0928452 .. .............. ................ ................................ Global Atlantic Financial Company ............. .. DE..... ...... NIA....... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 85-0526287 .. .............. ................ ................................ AIMXL 2018-1 LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1307202 .. .............. ................ ................................ Blue Eagle 2016-1, Ltd. ........................... ..CYM..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 83-3851887 .. .............. ................ ................................ TBDX 2018-1, LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ WALR 2019-1, Ltd. ................................... ..CYM..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 85-0498393 .. .............. ................ ................................ JAYP 2020-1A LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 85-0506156 .. .............. ................ ................................ PICO 2020-1B LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1618000 .. .............. ................ ................................ Blue Eagle 2020-2A, Ltd. .......................... ..CYM..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... .....

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company SCHEDULE Y PART 1A - DETAIL OF INSURANCE HOLDING COMPANY SYSTEM 1 Group Code 2 Group Name 3 NAIC Company Code 4 ID Number 5 Federal RSSD 6 CIK 7 Name of Securities Exchange if Publicly Traded (U.S. or International) 8 Names of Parent, Subsidiaries Or Affiliates 9 Domi-ciliary Loca-tion 10 Relation-ship to Reporting Entity 11 Directly Controlled by (Name of Entity/Person) 12 Type of Control (Ownership, Board, Management, Attorney-in-Fact, Influence, Other) 13 If Control is Owner-ship Provide Percen-tage 14 Ultimate Controlling Entity(ies)/Person(s) 15 Is an SCA Filing Re-quired? (Yes/No) 16 * ..... ...... ................................................. ......... ........ 30-1278256 .. .............. ................ ................................ Blue Eagle 2020-3A LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1185033 .. .............. ................ ................................ Blue Eagle 2021-1A LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1215896 .. .............. ................ ................................ Blue Eagle 2021-1B LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1247520 .. .............. ................ ................................ Blue Eagle 2021-1C LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1276982 .. .............. ................ ................................ Blue Eagle 2021-1D LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-1039701 .. .............. ................ ................................ Blue Eagle 2021-1E LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-1051951 .. .............. ................ ................................ Blue Eagle 2021-1F LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-1083548 .. .............. ................ ................................ Blue Eagle 2021-1G LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-1103117 .. .............. ................ ................................ Blue Eagle 2021-1H LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1833206 .. .............. ................ ................................ Blue Eagle 2021-2A LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1908720 .. .............. ................ ................................ Blue Eagle 2021-3A LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1926397 .. .............. ................ ................................ Blue Eagle 2021-3B LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1650279 .. .............. ................ ................................ Blue Eagle 2021-4A Ltd. ........................... ..CYM..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-1867464 .. .............. ................ ................................ Blue Eagle 2021-4B LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3855255 .. .............. ................ ................................ Blue Eagle 2022-1A LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3855455 .. .............. ................ ................................ Blue Eagle 2022-1B LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3876861 .. .............. ................ ................................ Blue Eagle 2022-1C LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-3877027 .. .............. ................ ................................ Blue Eagle 2022-1D LLC ............................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-2368056 .. .............. ................ ................................ HECR 2022-1E LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-2395708 .. .............. ................ ................................ DMAZ 2022-1F LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 98-1669070 .. .............. ................ ................................ Blue Eagle FundingCo 1, Ltd. ..................... ..CYM..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-1240026 .. .............. ................ ................................ GALT Trust 2021-1 ................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-2409460 .. .............. ................ ................................ GSHLT Trust 2021-A .................................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 87-2827474 .. .............. ................ ................................ GSHLT Trust 2021-B .................................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 85-3158152 .. .............. ................ ................................ HILT Trust 2020-A ................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-2750470 .. .............. ................ ................................ HIMT Trust 2021-A ................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-2028644 .. .............. ................ ................................ HNREF 2018-1 LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ LENDSL Trust 2018- A ............................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 85-1772188 .. .............. ................ ................................ MACT Trust 2019-1 ................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 85-3686210 .. .............. ................ ................................ MOST Trust 2020-1 ................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 84-4568438 .. .............. ................ ................................ SERVHL Trust 2019-1 ................................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 88-0867231 .. .............. ................ ................................ SET Trust 2022-1 LLC ............................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 84-3988321 .. .............. ................ ................................ SFSL Trust 2019-A ................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 84-4665609 .. .............. ................ ................................ SLMSL Trust 2020-1 .................................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 84-4685585 .. .............. ................ ................................ SLMSL Trust 2020-2 .................................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 86-2737921 .. .............. ................ ................................ SOMT Trust 2021-1 ................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ SPHRX 2018-1 LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ GSPWC 2023 LLC ....................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ RNTSP LLC .............................................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ TOAMS 2017-1 LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ GSPPR LLC .............................................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ SPPRE LLC .............................................. .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 92-1187937 .. .............. ................ ................................ HAVI 2023-3A LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 92-1198046 .. .............. ................ ................................ WSTI 2023-3B LLC ..................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ 93-4460677 .. .............. ................ ................................ FRHT 2023 LLC ......................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ RWINV 2024 LLC ....................................... .. DE..... ...... NIA....... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Chevy Chase Plaza Mezzanine LLC ................ .. DE..... ...... NIA....... Commonwealth Annuity and Life Insurance Company .............................................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ JGBY Trust 2024-1 ................................... ........... ........ ......... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... .....

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company

SCHEDULE Y

PART 1A - DETAIL OF INSURANCE HOLDING COMPANY SYSTEM

1 Group Code	2 Group Name	3 NAIC Company Code	4 ID Number	5 Federal RSSD	6 CIK	7 Name of Securities Exchange if Publicly Traded (U.S. or International)	8 Names of Parent, Subsidiaries Or Affiliates	9 Domiciliary Location	10 Relationship to Reporting Entity	11 Directly Controlled by (Name of Entity/Person)	12 Type of Control (Ownership, Board, Management, Attorney-in-Fact, Influence, Other)	13 If Control is Ownership Provide Percentage	14 Ultimate Controlling Entity(ies)/Person(s)	15 Is an SCA Filing Required? (Yes/No)	16 *
							6101 W Centinela Mezzanine LLC	DE		Forethought Life Insurance Company	Ownership	100.000	KKR & Co. Inc.		
							6101 W Centinela Owner LLC	DE		6101 W Centinela Mezzanine LLC	Ownership	100.000	KKR & Co. Inc.		
							BNA Mezz LLC	DE		GA - Industrial Holdco LLC	Ownership	100.000	KKR & Co. Inc.		
							BNA Owner LLC	DE		BNA Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							Chevy Chase Plaza Owner LLC	DE		Chevy Chase Plaza Mezzanine LLC	Ownership	100.000	KKR & Co. Inc.		
							GA Partner Solutions LLC			GA Partner Solutions Holding Company LLC	Ownership	100.000	KKR & Co. Inc.		
							GA Iris LLC			GA Partner Solutions LLC	Ownership	30.000	KKR & Co. Inc.		
							GA Iris LLC			Third Party Investors	Ownership	70.000	———		
							GA Iris FinCo LLC	DE		GA Iris LLC	Ownership	100.000	KKR & Co. Inc.		
							GA Iris Re Limited		IA	GA Iris FinCo LLC	Ownership	100.000	KKR & Co. Inc.		
							CRTBS 2024 LLC	DE		Commonwealth Annuity and Life Insurance Company	Ownership	100.000	KKR & Co. Inc.		
							Hatteras Mezzanine LLC	DE		Global Atlantic Financial Company	Management	0.000	KKR & Co. Inc.		
							Garland Mezz LLC	DE		GA - Industrial Holdco LLC	Ownership	100.000	KKR & Co. Inc.		
							Garland Owner LLC	DE		Garland Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							GA 350 Ellis Member LLC	DE		Forethought Life Insurance Company	Ownership	100.000	KKR & Co. Inc.		
							Two Pine Mezzanine LLC	DE		Forethought Life Insurance Company	Ownership	100.000	KKR & Co. Inc.		
							Two Pine Owner LLC	DE		Two Pine Mezzanine LLC	Ownership	100.000	KKR & Co. Inc.		
							GA 330 Yale Member LLC	DE		Forethought Life Insurance Company	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Acquisitions LLC	DE		Global Atlantic Financial Company	Management	0.000	KKR & Co. Inc.		
							KRE Catalyst Valdok I Mezz LLC	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Valdok I Owner LLC	DE		KRE Catalyst Valdok I Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Valdok II Mezz L.P.	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Valdok II Owner L.P.	DE		KRE Catalyst Valdok II Mezz L.P.	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Novo Mezz L.P.	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Novo Owner L.P.	DE		KRE Catalyst Novo Mezz L.P.	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Palmera Mezz L.P.	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Palmera Owner L.P.	DE		KRE Catalyst Palmera Mezz L.P.	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Aya Mezz L.P.	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Aya Owner L.P.	DE		KRE Catalyst Aya Mezz L.P.	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Malbec Mezz LLC	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Malbec Owner LLC	DE		KRE Catalyst Malbec Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Ellis Mezz L.P.	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Ellis Owner L.P.	DE		KRE Catalyst Ellis Mezz L.P.	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Core Mezz LLC	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Core Owner LLC	DE		KRE Catalyst Core Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Marisol Mezz L.P.	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Marisol Owner L.P.	DE		KRE Catalyst Marisol Mezz L.P.	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Gentry Mezz L.P.	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Gentry Owner L.P.	DE		KRE Catalyst Gentry Mezz L.P.	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Madison Mezz LLC	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Madison Owner LLC	DE		KRE Catalyst Madison Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Cap650 Mezz LLC	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Cap650 Owner LLC	DE		KRE Catalyst Cap650 Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst The 23 Mezz LLC	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst The 23 Owner LLC	DE		KRE Catalyst The 23 Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Whitney Mezz LLC	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Whitney Owner LLC	DE		KRE Catalyst Whitney Mezz LLC	Ownership	100.000	KKR & Co. Inc.		
							KRE Catalyst Bower Mezz L.P.	DE		KRE Catalyst Acquisitions LLC	Ownership	100.000	KKR & Co. Inc.

ANNUAL STATEMENT FOR THE YEAR 2024 OF THE Commonwealth Annuity and Life Insurance Company SCHEDULE Y PART 1A - DETAIL OF INSURANCE HOLDING COMPANY SYSTEM 1 Group Code 2 Group Name 3 NAIC Company Code 4 ID Number 5 Federal RSSD 6 CIK 7 Name of Securities Exchange if Publicly Traded (U.S. or International) 8 Names of Parent, Subsidiaries Or Affiliates 9 Domi-ciliary Loca-tion 10 Relation-ship to Reporting Entity 11 Directly Controlled by (Name of Entity/Person) 12 Type of Control (Ownership, Board, Management, Attorney-in-Fact, Influence, Other) 13 If Control is Owner-ship Provide Percen-tage 14 Ultimate Controlling Entity(ies)/Person(s) 15 Is an SCA Filing Re-quired? (Yes/No) 16 * ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ KRE Catalyst Bower Owner L.P. ................... .. DE..... ........ ......... KRE Catalyst Bower Mezz L.P. .................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ KRE Catalyst Luma Mezz LLC ....................... .. DE..... ........ ......... KRE Catalyst Acquisitions LLC ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ KRE Catalyst Luma Owner LLC ...................... .. DE..... ........ ......... KRE Catalyst Luma Mezz LLC .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ KRE Catalyst Vireo Mezz L.P. .................... .. DE..... ........ ......... KRE Catalyst Acquisitions LLC ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ KRE Catalyst Vireo Owner L.P. ................... .. DE..... ........ ......... KRE Catalyst Vireo Mezz L.P. .................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ KRE Catalyst Lively Mezz L.P. ................... .. DE..... ........ ......... KRE Catalyst Acquisitions LLC ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ KRE Catalyst Lively Owner L.P. .................. .. DE..... ........ ......... KRE Catalyst Lively Mezz L.P. ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Park 890 Mezz V LLC ................................. .. DE..... ........ ......... GA - Industrial Holdco LLC .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Park 890 Owner V LLC ............................... .. DE..... ........ ......... Park 890 Mezz V LLC .............................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ GA Global Solutions LLC ........................... .. DE..... ........ ......... Global Atlantic Limited (Delaware) ......... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Bayport Mezz LLC ..................................... .. DE..... ........ ......... GA - Industrial Holdco LLC .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Bayport Owner LLC ................................... .. DE..... ........ ......... Bayport Mezz LLC .................................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Auburn Owner LLC ..................................... .. DE..... ........ ......... Webster Mezz I LLC ............................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Blue Grass Owner I LLC ............................. .. DE..... ........ ......... Webster Mezz I LLC ............................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Deptford Owner LLC .................................. .. DE..... ........ ......... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Gravel Springs Owner LLC .......................... .. DE..... ........ ......... Webster Mezz I LLC ............................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Kato Owner LLC ........................................ .. DE..... ........ ......... Webster Mezz I LLC ............................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Mantua Grove Owner LLC ............................. .. DE..... ........ ......... Webster Mezz II LLC .............................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Mantua Grove REIT LLC .............................. .. DE..... ........ ......... Deptford Owner LLC ............................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Westampton Owner LLC ............................... .. DE..... ........ ......... Webster Mezz I LLC ............................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Webster Mezz I LLC .................................. .. DE..... ........ ......... GA - Industrial Holdco LLC .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Webster Mezz II LLC ................................. .. DE..... ........ ......... Mantua Grove REIT LLC ........................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Blue Grass Mezz II LLC ............................. .. DE..... ........ ......... GA - Industrial Holdco LLC .................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ Blue Grass Owner II LLC ........................... .. DE..... ........ ......... Blue Grass Mezz II LLC .......................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ DRBG II MB1, LLC ..................................... .. DE..... ........ ......... Global Atlantic (Fin) Company ................ Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ DRBG II Feeder, LLC ................................. .. DE..... ........ ......... DRBG II MB1, LLC .................................. Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ DRBG II Holdings, LLC .............................. .. DE..... ........ ......... DRBG II Feeder, LLC .............................. Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ DRBG II B1, LLC ...................................... .. DE..... ........ ......... DRBG II Holdings, LLC ........................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ DRBG Arboretum Gateway, LLC ...................... .. DE..... ........ ......... DRBG II B1, LLC ................................... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ SBKR 2024-1, LLC ..................................... .. DE..... ........ ......... Infinity Transportation Equipment Leasing, LLC .................................................... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ GA Partner Solutions Holding Company LLC .... .. DE..... ........ ......... Global Atlantic Limited (Delaware) ......... Ownership..................................... 100.000 ... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ ZPLN Trust 2024-1 ................................... .. DE..... ........ ......... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ RUPH Trust 2024-1 ................................... .. DE..... ........ ......... Global Atlantic Financial Company ........... Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... ..... ..... ...... ................................................. ......... ........ ............... .............. ................ ................................ MRTN 2024-1, LLC ..................................... .. DE..... ........ ......... Global Atlantic Equipment Management, LLC Management..................................... 0.000 .... KKR & Co. Inc. ............................... ............. ..... .....

ITEM 33.	INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Company’s Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person’s testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys’ fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 34.	PRINCIPAL UNDERWRITERS

(A)       Global Atlantic Distributors, LLC acts as a principal underwriter for the following:

●	VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA A, VA B, VA C, DEF, VA G, VA H, VA K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

●	Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

●	Forethought Life Insurance Company Separate Account A of Forethought Life Insurance Company

●	Forethought Variable Insurance Trust

(B)       Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

30 Hudson Yards
500 West 33rd Street
New York, NY 10001

NAME	POSITION OR OFFICE WITH THE UNDERWRITER
Arena, Jr., Robert M. (2)	President, Manager and Chairman
Bickler, Jason A. (2)	Managing Director and Designated Licensed Responsible Producer
MacNeil, Justin D. (1)	Assistant Treasurer
Moorcroft, William (2)	Chief Compliance Officer
Nelson, Paula G. (2)	Manager, Head of Distribution Strategic Growth
Patterson, Sarah M. (2)	Assistant Secretary
Paulousky, Michael (1)	Treasurer
Ramos, Samuel	General Counsel and Secretary
Rip, Olga	Chief Financial Officer
Rutherford, Kelly J. (2)	Managing Director
Siegel, Dean (2)	Senior Vice President
Terry, Kathryn Freund	Assistant Secretary
Todd, Eric D. (3)	Manager

(1)         20 Guest Street, Brighton, MA  02135

(2)         One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(3)         10 West Market Street, Suite 2300, Indianapolis, IN 46204

(C)	As indicated in Part B (Statement of Additional Information) in response to Item 20(c), no commissions or other compensation was received by Global Atlantic Distributors, LLC, the current principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

ITEM 35.	LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained for the Company by the Registrant through Global Atlantic Financial Group, at its office at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

ITEM 36.	MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company’s separate accounts.

ITEM 37.	FEE REPRESENTATION (pursuant to Section 26(f) of the Investment Company Act of 1940)

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Brighton, and Commonwealth of Massachusetts, on the 23rd of April, 2025.

VEL II ACCOUNT OF
COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

/s/ Sarah M. Patterson
Sarah M. Patterson, Managing Director,
General Counsel for Individual Markets, and Assistant Secretary

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

/s/ Sarah M. Patterson
Sarah M. Patterson, Managing Director,
General Counsel for Individual Markets, and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

Manu Sareen*	Director, President and Chairman of the Board (principal executive officer)	April 23, 2025

Brian Korbesmeyer*	Chief Financial Officer (principal financial and accounting officer)	April 23, 2025

Robert Arena, Jr.*	Director	April 23, 2025

Billy Butcher*	Director, Managing Director	April 23, 2025

Emily LeMay*	Director and Chief Operations Officer	April 23, 2025

Jason Kao*	Director, Managing Director	April 23, 2025

Eric Todd*	Director, Managing Director and Chief Product Officer	April 23, 2025

*Sarah M. Patterson, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney duly executed by such persons.

/s/ Sarah M. Patterson
Sarah M. Patterson, Attorney-in-Fact

033-57792 / VEL II (93)

EXHIBIT TABLE

(N)	Consents of Deloitte & Touche LLP.